Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Schedule of interest receivable
The following table provides a summary of interest receivable by interest-earning asset type.

	September 30, 2020	September 30, 2019
	(In thousands)
Loans receivable	$48,704	$41,429
Mortgage-backed securities	3,071	6,107
Investment securities	2,024	1,321
	$53,799	$48,857